UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 25, 2016 to September 12, 2016

Commission File Number of issuing entity: 333-206705-05

Central Index Key Number of issuing entity: 0001679327

CD 2016-CD1 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206705

Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294

German American Capital Corporation

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006896
38-4006897
38-7145168
Pending

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
X-A			X
A-M			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On September 12, 2016 a distribution was made to holders of the certificates issued by CD 2016-CD1 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the CD 2016-CD1 Mortgage Trust expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on September 12, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	36	702,920,429.32
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	36	702,920,429.32

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by CD 2016-CD1 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 25, 2016 to September 12, 2016.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 15, 2016. The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of GACC is 0001541294.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2016. The CIK number of CGMRC is 0001541001.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Citibank, N.A. (“Citibank”) acts as certificate administrator for the Citigroup Commercial Mortgage Trust 2016-P4 transaction, which services the 401 South State Street loan combination, a portion of which is included in the CD 2016-CD1 Mortgage Trust.  In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions.  Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939 (the “Trust Indenture Act”), breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts.  On November 24, 2014, plaintiffs sought leave to withdraw this action.  On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court.  In January 2015, the court closed plaintiffs’ original state court action.  Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015.  On September 8, 2015, the court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. That case, involving the three remaining trusts, is pending.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee.  This case includes the 24 trusts previously dismissed in the federal action, and one additional trust.  The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act (the “Streit Act”).  Citibank’s motion to dismiss was fully briefed as of April 15, 2016.  Following argument on Citibank’s motion to dismiss, Plaintiffs filed an amended complaint on August 5, 2016.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York.  This action relates to one private-label RMBS trust for which Citibank formerly served as trustee.  FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act.   Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, entities that have also been sued by FDIC in their capacity as trustee, and whose cases are also in front of Judge Carter.  Defendants’ joint motion to dismiss was fully briefed as of March 22, 2016.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts.  However, Citibank denies liability and continues to vigorously defend against these litigations.  Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Certificate Administrator under the pooling and servicing agreement for the Citigroup Commercial Mortgage Trust 2016-P4 transaction.

Item 3.  Sales of Securities and Use of Proceeds

Certain information required to be provided by Item 3 of Part II of Form 10-D was previously reported on the registrant’s Current Report on Form 8-K filed on August 25, 2016 (Central Index Key number: 0001679327, Commission file number: 333-206705-05).

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by CD 2016-CD1 Mortgage Trust, relating to the September 12, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation

(Depositor)

/s/ Helaine M. Kaplan

Helaine M. Kaplan, President

Date: September 26, 2016

/s/ Andrew Mullin

Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date: September 26, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by CD 2016-CD1 Mortgage Trust, relating to the September 12, 2016 distribution.